Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Minimum rental commitments under land use agreements
The total minimum non-cancelable rental commitments at December 31, 2014 under these land use agreements are as follows:

Year Ending December 31,	Land Use Commitments
(millions)
2015	$6
2016	6
2017	6
2018	7
2019	7
Thereafter	185
Total minimum land use payments	$217

Schedule of the purpose and amounts of contemplated letters of credit
The purpose and amounts of letters of credit outstanding as of December 31, 2014 are as follows:

LOC Facility Purpose	Amount	Outstanding Dates
	(millions)
PPA security	$25	September 2011 - Maturity
Large generator interconnection agreement obligations	12	September 2011 - Maturity
O&M reserve	10	December 2013 - Maturity
Debt service reserve	35	August 2014 - Maturity
Total	$82